Consoldiated Balance Sheets (Unaudited) (USD $)	Mar. 31, 2013	Mar. 31, 2012
ASSETS
Cash	$ 143,034	$ 619,624
Other receivables	7,906	0
Prepaid expense	19,534	12,263
Total current assets	170,474	631,887
Advance to Immunovative Therapies, Ltd. for future stock ownership	0	819,164
Less: Impairment of advances to Immunovative Therapies, Ltd. for future stock ownership	0	(819,163)
Advance to Immunovative Therapies, Ltd. for future stock ownership, net	0	1
Equipment - net	28,382	36,468
TOTAL ASSETS	198,856	668,356
CURRENT LIABILITIES
Note payable	225,000	0
Convertible notes, net of discounts	106,425	179,572
Accounts Payable	277,053	208,644
Accrued Interest	8,004	77,847
Accrued Expenses	148,348	57,584
Accrued Professional Fees	418,668	145,822
Related party payables
Due to former chairman and chief executive officer	0	16,500
Note payable to former chairman and chief executive officer	0	52,364
Total current liabilities	1,183,498	738,333
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, par value $0.00001; 1,000,000,000 shares authorized, 226,449,077 and 116,667,888 issued and outstanding at March 31, 2013 and 2012, respectively	2,264	1,166
Additional paid-in capital	31,000,267	20,770,505
Accumulated deficit from prior operations	(16,244,237)	(16,244,237)
Accumulated deficit during development stage	(15,741,675)	(4,595,168)
Accumulated other comprehensive loss	(1,261)	(2,243)
Total stockholders' equity (deficit)	(984,642)	(69,977)
Total liabilties and stockholders' equity (deficit)	$ 198,856	$ 668,356